Expense Example {- Fidelity Freedom® 2035 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K-10 - Fidelity Freedom® 2035 Fund - Fidelity Freedom 2035 Fund - Class K	Jul. 15, 2022 USD ($)
Expense Example:
1 year	$ 62
3 years	195
5 years	340
10 years	$ 762